FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment  [   ];  Amendment Number:
    This Amendment  (Check only one.):     [   ]  is a restatement.
				         [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		First Fiduciary Investment Counsel, Inc.
Address:	1375 East Ninth Street
		Suite #2450
		Cleveland, Ohio   44114

13F File Number:	28-7360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Vernon P. Essi
Title:	President
Phone:	(216) 623-7700

Signature, Place, and Date of Signing:


	[SIGNATURE]	   Cleveland,  Ohio	   September 30, 2005

Report Type [Check only one.]:

[X] 	13F HOLDINGS REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.)

[   ]  	13F NOTICE.   (Check here if no holdings reported are in this
report, and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.    (Check here if a portion of the holdings
for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005


	a.	Other Included Managers 	        0

	b.	Information Table Entry Total	       49

	c.	Information Table Value Total   $ 214,273

		List of Other Included Managers	     None


FORM 13 F
(SEC USE ONLY)

Quarter Ending September 30, 2005
Name of Reporting Manager     First Fiduciary Investment Counsel, Inc.

                                                             MKT
                                     SECURITY                VAL
SECURITY                     TYPE    SYMBOL    CUSIP         x 1000   SHARES

3M COMPANY                    common      mmm  88579y101       5,141    70,075
AMERICAN ELEC PWR             common      aep  25537101          172     4,335
AUTOMATIC DATA PROCESSING     common      adp  53015103          146     3,402
BANK OF AMERICA               common      bac  60505104        2,816    66,880
BECTON DICKINSON & CO.        common      bdx  75887109          115     2,200
BLOCK H & R INC               common      hrb  93671105          322    13,410
BP PLC SPONS ADR              common      bp   55622104        8,853   124,957
CITIGROUP                     common      c    172967101         127     2,793
COCA-COLA CO                  common      ko   191216100       7,247   167,801
CON AGRA                      common      cag  205887102       2,527   102,100
CON EDISON CO                 common      ed   209115104       2,257    46,495
CONOCOPHILLIPS                common      cop  20825c104       3,053    43,672
CORNING INC                   common      glw  219350105       4,371   226,125
DOMINION RES INC              common      d    25746u109       1,314    15,250
E I DUPONT DE NEMOURS         common      dd   263534109       5,979   152,646
EMERSON ELECTRIC              common      emr  291011104       7,553   105,191
EXXON MOBIL                   common      xom  30231G102       4,777    75,178
FIRST ENERGY                  common      fe   337932107         695    13,330
GENERAL ELECTRIC              common      ge   369604103      10,879   323,111
GENERAL MILLS INC             common      gis  370334104       8,953   185,751
GOODRICH CORP                 common      gr   382388106       5,360   120,887
HEWLETT-PACKARD               common      hpq  428236103       8,347   285,864
HOME DEPOT INC                common      hd   437076102       7,398   193,975
HONEYWELL INTL                common      hon  438516106         765    20,410
INTL BUS. MACHINES            common      ibm  459200101         381     4,750
JOHNSON & JOHNSON INC         common      jnj  478160104       8,421   133,074
JP MORGAN CHASE               common      jpm  46625H100       7,613   224,360
KEYSPAN CORP                  common      kse  49337W100         616    16,750
KIMBERLY-CLARK                common      kmb  494368103       7,940   133,381
LIMITED BRANDS                common      ltd  532716107       5,454   266,937
LUBRIZOL CORP                 common      lz   549271104       5,359   123,680
MARATHON OIL                  common      mro  565849106       6,519    94,578
MCDONALDS CORP                common      mcd  580135101       6,939   207,189
MCGRAW HILL INC               common      mhp  580645109         125     2,600
MICROSOFT CORP                common      msft 594918104       7,253   281,906
MOODY'S CORPORATION           common      mco  615369105         111     2,180
MOTOROLA INC                  common      mot  620076109       6,416   291,239
NATIONAL CITY                 common      ncc  635405103       7,149   213,777
PFIZER INC                    common      pfe  717081103       7,016   280,985
PPG INDUSTRIES                common      ppg  693506107       5,630    95,115
PROGRESS ENERGY               common      pgn  743263105         177     3,950
SANMINA CORP                  common      sanm 800907107         185    43,036
SBC COMM                      common      sbc  78387G103       6,197   258,532
SCHERING PLOUGH               common      sgp  806605101       1,744    82,865
UNITED PARCEL SERVICE         common      ups  911312106         122     1,760
VERIZON COMM                  common      vz   92343V104       6,014   183,976
VF CORP                       common      vfc  918204108       6,905   119,120
WACHOVIA CORP                 common      wb   929903102      10,635   223,468
WYETH                         common      wye  983024100         185     3,988

                                                             214,273